ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 24, 2021
FILED VIA EDGAR
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668) Defiance Next Gen SPAC Derived ETF (the “Fund”) (S000062479)
Dear Sir or Madam:
Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 681 and Amendment No. 682 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of this filing are to: (1) update the description of the Fund’s underlying index to incorporate information that was previously disclosed in a supplement dated December 28, 2020 to the Fund’s prospectus and summary prospectus; and (2) make certain other non-material changes to the Fund’s prospectus and SAI.
Please note that the Commission staff last provided a full review of the Trust’s registration statement relating to the Fund, on which the Amendment is based, filed as Post-Effective Amendment No. 639 to the Trust’s Registration Statement on July 31, 2020, and the Trust responded to the staff’s oral comments and suggestions in a correspondence filing on September 22, 2020. Such responses were reflected in Post-Effective Amendment No. 651 and Amendment No. 652 to the Trust’s Registration Statement on Form N-1A, which was filed on September 29, 2020.
Therefore, pursuant to Investment Company Act Release No. IC‑13768 and Accounting and Disclosure Information (ADI) 2018-06 - Requests for Selective Review, the Trust requests that the Amendment be afforded selective review limited to the sub-section entitled “Indxx SPAC & NextGen IPO Index” of the section entitled “Principal Investment Strategies” in the Prospectus (Item 4 of Form N-1A).
Absent the changes made to the above section of the Fund’s Prospectus and SAI, the Trust believes that the Amendment (when completed with certain performance and financial information that is not yet available) would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary